Annual Total Returns- Invesco Premier US Government Money Portfolio (Institutional) [BarChart] - Institutional - Invesco Premier US Government Money Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.03%	0.24%	0.77%	1.73%	2.08%	0.37%